--------------------------------------------------------------------------------
                                 MORGAN STANLEY
                                  DEAN WITTER
                                   HIGH YIELD
                                   FUND, INC.
--------------------------------------------------------------------------------


                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2000
                           MORGAN STANLEY DEAN WITTER
                            INVESTMENT MANAGEMENT INC.
                                INVESTMENT ADVISER




                           MORGAN STANLEY DEAN WITTER
                              HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/im.

LETTER TO SHAREHOLDERS
------------

For the nine months ended September 30, 2000, the Morgan Stanley Dean Witter High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -9.78% compared to -0.16% for the CS First Boston High Yield Index (the "Index"). For the period from the Fund's commencement of operations on November 30, 1993 through September 30, 2000, the Fund's total return, based on net asset value per share, was 68.83% compared to 54.55% for the Index. On September 30, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $11 3/8, representing a 5.7% premium to the Fund's net asset value per share.

The high yield market underperformed higher-quality fixed income securities for the nine months ending September 30, 2000. The NASDAQ was down almost 10% this year, with a great deal of volatility, which helped lead to a sell-off in the high yield telecommunication sector. The widening of telecommunication spreads also was the result of concerns about future financing needs. The cyclical sectors also performed very poorly as several companies, particularly in the automotive and metal industries, announced that earnings would be much lower than anticipated. Also, mutual fund flows have been negative much of the year with total outflows being close to $8 billion. The spread on the Index widened by 256 basis points this year to 829 over treasuries (unlike treasury securities, high yield securities are neither insured nor guaranteed by the U.S. government).

Our overweight exposure to international long distance, CLEC's (competitive local exchange carriers), and the internet/data sectors all detracted from returns as these sectors performed very poorly. Furthermore, our low exposure to the energy sector hurt our results as this sector posted strong results due to the continued high oil prices. In a down market, the leverage that the Fund employed during this period also significantly detracted from our returns.

On the positive side, our higher quality fixed income securities benefited our returns as BB securities performed better than lower rated bonds. Also, our continued overweight in both gaming and health care added to results as these sectors showed strong performance.

We expect to maintain a BB- credit rating for the Fund, which is above the Index. The Fund expects to continue to have overweight exposure to telecommunications, cable, gaming and health care where we currently find very good value.

We continue to believe that the current valuations in the high yield market are compelling. With spreads of the Index over 800 basis points above treasuries and with yields over 14%, the market has a good deal of cushion against any further bad news. We feel we are correctly positioned to take advantage of the present environment.


Sincerely,

/s/ Harold J. Schaaff, Jr

Harold J. Schaaff, Jr.
President and Director

October 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

HIGH YIELD FIXED INCOME SECURITIES, ALSO KNOWN AS "JUNK BONDS" ARE CONSIDERED SPECULATIVE, INVOLVE GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN INVESTMENT GRADE FIXED INCOME SECURITIES.



--------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT WWW.MSDW.COM/IM.

MORGAN STANLEY DEAN WITTER HIGH YIELD FUND, INC.
INVESTMENT SUMMARY AS OF SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION                                              TOTAL RETURN (%)
                                 ------------------------------------------------------------------------
                                     MARKET VALUE (1)        NET ASSET VALUE (2)            INDEX(3)
                                 ----------------------   ----------------------   ----------------------
                                               AVERAGE                  AVERAGE                  AVERAGE
                                 CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL
                                 ----------    --------   ----------    --------   ----------    --------
          YEAR TO DATE           11.77%            --      -9.78%          --       -0.16%          --
          ONE YEAR               10.01          10.01%     -3.09+       -3.09%+      1.92         1.92%
          FIVE YEAR              67.95          10.92      47.86+        8.14+      35.07         6.20
          SINCE INCEPTION*       66.27           7.72      68.83+        7.96+      54.55         6.58

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                 [GRAPH]

                                                YEAR ENDED DECEMBER 31,

                                                                                                          NINE MONTHS
                                                                                                             ENDED
                                                                                                         SEPTEMBER 30,
                                      1993*     1994      1995      1996      1997     1998      1999         2000
                                    --------  --------  --------  --------  --------  --------  -------- -------------
   Net Asset Value Per Share......  $ 14.10   $ 11.96   $ 13.63   $ 14.45   $ 15.19   $ 13.62   $ 12.73     $ 10.77
   Market Value Per Share ........  $ 14.75   $ 11.38   $ 12.88   $ 14.63   $ 16.06   $ 15.38   $ 11.06     $ 11.38
   Premium/(Discount) ............      4.6%     -4.8%     -5.5%      1.3%      5.7%     12.9%    -13.1%        5.7%
   Income Dividends ..............       --   $  1.37   $  1.27   $  1.42   $  1.36   $  1.42   $  1.38     $  0.96
   Capital Gains Distributions ...       --        --        --        --   $  0.48   $  0.83        --          --
   Fund Total Return(2)...........     0.00%    -5.53%    26.07%    17.52%    18.48%     4.12%     6.34%+     -9.78%
   Index Total Return (1)(3) .....     1.26%    -0.98%    17.39%    12.40%    12.65%     0.58%     3.28%      -0.16%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
*    The Fund commenced operations on November 30, 1993.
+ This return does not include the effect of the rights issued in connection with the Rights Offering.

MORGAN STANLEY DEAN WITTER HIGH YIELD FUND, INC.
PORTFOLIO SUMMARY AS OF SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DIVERSIFICATION OF TOTAL INVESTMENTS

Debt Securities         (95.1%)
Equity Securities        (4.5%)
Short-Term Investments   (0.4%)

--------------------------------------------------------------------------------
INDUSTRIES

[PIE CHART]

Other                     (24.9%)
Chemicals                  (3.1%)
Services                   (3.2%)
Paper & Packaging          (3.4%)
Retail                     (4.7%)
Media                      (5.0%)
Health Care                (6.5%)
Communications: Fixed     (18.8%)
Cable                     (13.0%)
Communications: Mobile    (10.2%)
Gaming                     (7.2%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS**

[PIE CHART]

                                                             PERCENT OF
                                                               TOTAL
                                                            INVESTMENTS
                                                            -----------
 1. HCA-- The Healthcare Co., 6.91%, 6/15/05                    2.7%
 2. Nextel Communications, Inc., 0.00%, 9/15/07                 2.1
 3. Station Casinos, Inc., 10.125%, 3/15/06                     1.9
 4. Harrah's Operating Co., Inc., 7.875%, 12/15/05              1.5
 5. Intermedia Communications, Inc. `B', 0.00%, 7/15/07         1.5
 6. Winstar Communications, 0.00%, 4/15/10                      1.4
 7. Chancellor Media Corp. `B', 8.125%, 12/15/07                1.4
 8. Murrin Murrin Holdings Property Ltd., 9.375%, 8/31/07       1.4
 9. DR Securitized Lease Trust, 7.60%, 8/15/07                  1.4
10. Hayes Lemmerz International, Inc., 8.25%, 12/15/08          1.3
                                                               ----
                                                               16.6%
                                                               ====

*    Other includes industries not shown separately.
**   Excludes short-term investments.

INVESTMENTS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------
SEPTEMBER 30, 2000

                                         FACE
                                        AMOUNT    VALUE
                                        (000)     (000)
-----------------------------------------------------------
CORPORATE BONDS AND NOTES (92.1%)
-----------------------------------------------------------
AUTOMOTIVE (1.5%)
  Hayes Lemmerz International, Inc.
          8.25%, 12/15/08         U.S.$ 2,850   U.S.$ 2,308
  Tenneco Automotive, Inc.
          11.625%, 10/15/09               420           269
                                                -----------
                                                      2,577
                                                -----------
-----------------------------------------------------------
CABLE (13.0%)
  Adelphia Communications Corp. 'B'
          7.75%, 1/15/09                  1,300       1,084
          8.375%, 2/1/08                  2,050       1,773
          9.375%, 11/15/09                1,250       1,133
          9.875%, 3/1/07                    200         188
  British Sky Broadcasting Group plc
          8.20%, 7/15/09                  1,945       1,831
  Cablevision SA
          13.75%, 5/1/09                    750         668
  Callahan Nordrhein-Westfalen
          14.00%, 7/15/10                 2,100       2,089
  Charter Communications
          10.25%, 1/15/10                 2,100       2,055
  CSC Holdings, Inc.
          9.875%, 5/15/06                   570         583
  Echostar DBS Corp.
          9.375%, 2/1/09                  1,900       1,862
  Multicanal SA
          10.50%, 2/1/07                  1,705       1,356
  NTL, Inc.
  (a)0.00%, 4/1/08                        2,325       1,418
  NTL, Inc. 'B'
  (a)0.00%, 4/1/08                 GBP      750         666
  RCN Corp. 'B'
  (a)0.00%, 10/15/07               U.S. $ 3,200       1,696
  Rogers Cablesystems
          10.125%, 9/1/12                   900         943
  Telewest Communication plc
  (a)0.00%, 4/15/09                GBP    2,100       1,662
  United Pan-Europe
          Communications NV
          10.875%, 8/1/09          U.S. $ 1,355       1,152
                                                -----------
                                                     22,159
                                                -----------
-----------------------------------------------------------
CHEMICALS (3.1%)
  Huntsman ICI Chemicals
          10.125%, 7/1/09          EUR      750         650
          10.125%, 7/1/09          U.S.   $ 850         834
  ISP Holdings, Inc. 'B'
          9.00%, 10/15/03                 2,450       2,156
  Lyondell Chemical Co.
          9.625%, 5/1/07                  1,620       1,582
                                                -----------
                                                      5,222
                                                -----------
-----------------------------------------------------------
COMMUNICATIONS: FIXED (17.1%)
  Bayan Telecommunications, Inc.
          13.50%, 7/15/06          U.S. $ 1,875   U.S.$ 680
  Espirit Telecommunications
          Group plc 'DM'
          11.50%, 12/15/07         EUR      665         264
  Exodus Communications, Inc.
          11.625%, 7/15/10         U.S. $ 1,415       1,419
  Focal Communications Corp.
          11.875%, 1/15/10                1,485       1,129
  Global Crossing Holding Ltd.
          9.625%, 5/15/08                 1,975       1,975
  Globix Corp.
          12.50%, 2/1/10                  1,260         895
  GT Group Telecom, Inc.
  (a)0.00%, 2/1/10                        2,345       1,196
  Hermes Europe Railtel BV
          10.375%, 1/15/09                1,125         562
          11.50%, 8/15/07                   945         472
  Hyperion Telecommunications, Inc.
  (a)0.00%, 4/15/03                       1,580       1,315
  Intermedia Communications, Inc.
     8.50%, 1/15/08                         200         192
  Intermedia Communications, Inc. 'B'
  (a)0.00%, 7/15/07                       3,110       2,581
  Level 3 Communications, Inc.
  (a)0.00%, 3/15/10                       1,675         896
  Maxcom Telecommunicaciones SA de CV
          13.75%, 4/1/07                  1,250         684
  Netia Holdings II B.V.
          13.50%, 6/15/09          EUR      925         756
  NEXTLINK Communications, Inc.
  (a)0.00%, 4/15/08                U.S. $ 3,050       1,784
  (a)0.00%, 12/1/09                         850         442
  Primus Telecommunications
          Group, Inc.
          11.25%, 1/5/09                  1,735         885
  Primus Telecommunications
          Group, Inc. 'B'
          9.875%, 5/15/08                 1,000         495
  PSINet, Inc. 'B'
          10.00%, 2/15/05                 2,675       1,739
  Rhythms NetConnections, Inc.
          14.00%, 2/15/10                 1,050         693
  Rhythms NetConnections, Inc. 'B'
  (a)0.00%, 5/15/08                       3,475       1,320
  RSL Communications plc
  (a)0.00%, 3/1/08                        1,500         225
  (a)0.00%, 3/15/08                EUR    1,380         159
     9.125%, 3/1/08                U.S. $ 1,900         380
     9.875%, 11/15/09                       275          63
     12.00%, 11/1/08                        900         221
     12.25%, 11/15/06                       300          72
-----------------------------------------------------------

                                         FACE
                                        AMOUNT    VALUE
                                        (000)     (000)
-----------------------------------------------------------
COMMUNICATIONS: FIXED (CONTINUED)
  Tele1 Europe AB
          13.00%, 5/15/09          U.S. $ 1,910 U.S.$ 1,853
  Viatel, Inc.
  (a)0.00%, 4/15/08                       2,400         600
  WAM! Net, Inc. 'B'
          13.25%, 3/1/05                  1,875         844
  Winstar Communications
  (a)0.00%, 4/15/10                       7,695       2,462
                                                -----------
                                                     29,253
                                                -----------
-----------------------------------------------------------
COMMUNICATIONS: MOBILE (8.8%)
  Cellco Finance NV
          12.75%, 8/1/05                    900         891
  Centennial Cellular
          10.75%, 12/15/08                1,755       1,716
  CTI Holdings SA
  (a)0.00%, 4/15/08                       2,250       1,147
  Dolphin Telecommunications plc
  (a)0.00%, 5/15/09                       2,000         400
  (a)0.00%, 6/1/08                 EUR    1,520         255
  Globalstar LP
          11.375%, 2/15/04         U.S. $ 1,050         315
  Grupo Iusacell SA de CV
          14.25%, 12/1/06                 1,615       1,712
  Motient Corp.
          12.25%, 4/1/08                  1,810       1,308
  Nextel Communications, Inc.
  (a)0.00%, 9/15/07                       4,300       3,526
  (a)0.00%, 2/15/08                         500         382
  Occidente y Caribe 'B'
          14.00%, 3/15/04                 3,125       2,266
  PTC International Finance II SA
          11.25%, 12/1/09          EUR    1,290       1,114
                                                -----------
                                                     15,032
                                                -----------
-----------------------------------------------------------
ENERGY (1.8%)
  Husky Oil Ltd.
          8.90%, 8/15/28           U.S. $ 1,175       1,143
  Nuevo Energy Corp.
          9.375%, 10/1/10                   920         914
  Vintage Petroleum, Inc.
          8.625%, 2/1/09                    185         184
          9.75%, 6/30/09                    875         910
                                                -----------
                                                      3,151
                                                -----------
-----------------------------------------------------------
FINANCIAL (1.4%)
  Anthem Insurance Co.
          9.125%, 4/1/10                  1,430       1,338
  Golden State Holdings
          7.125%, 8/1/05
                                          1,185       1,106
                                                -----------
                                                      2,444
                                                -----------
-----------------------------------------------------------
FOOD & BEVERAGES (1.1%)
  Smithfield Foods, Inc.
          7.625%, 2/15/08          U.S. $ 2,100 U.S.$ 1,885
                                                -----------
-----------------------------------------------------------
GAMING (7.2%)
  Harrah's Operating Co., Inc.
          7.875%, 12/15/05                2,700       2,599
  Horseshoe Gaming Holding
          8.625%, 5/15/09                 2,060       2,019
  International Game Technology
          8.375%, 5/15/09                 2,200       2,151
  Park Place Entertainment
          7.875%, 12/15/05                1,380       1,330
          8.50%, 11/15/06                   400         405
  Station Casinos, Inc.
          8.875%, 12/1/08                   600         578
          10.125%, 3/15/06                3,200       3,200
                                                -----------
                                                     12,282
                                                -----------
-----------------------------------------------------------
GENERAL INDUSTRIAL (1.5%)
  Actuant Corp.
          13.00%, 5/1/09                    980         997
  Flowserve Corp.
          12.25%, 8/15/10                 1,560       1,595
                                                -----------
                                                      2,592
                                                -----------
-----------------------------------------------------------
HEALTH CARE (6.5%)
  Fresenius Medical Capital Trust II
          7.875%, 2/1/08                  2,195       2,074
  HCA- The Healthcare Co.
          6.91%, 6/15/05                  4,825       4,567
          8.75%, 9/1/10                     945         959
  Tenet Healthcare Corp.
          8.125%, 12/1/08                 1,700       1,628
          8.625%, 1/15/07                 1,900       1,881
                                                -----------
                                                     11,109
                                                -----------
-----------------------------------------------------------
HOTELS & LODGING (1.8%)
  Hilton Hotels
          7.95%, 4/15/07                  2,000       1,944
  HMH Properties 'A'
          7.875%, 8/1/05
                                          1,200       1,131
                                                -----------
                                                      3,075
                                                -----------
-----------------------------------------------------------
MEDIA (4.0%)
  Chancellor Media Corp.
          9.00%, 10/1/08                    925       1,018
  Chancellor Media Corp. 'B'
          8.125%, 12/15/07                2,420       2,444
  Satelites Mexicanos 'B'
          10.125%, 11/1/04                1,370         863
  TV Azteca 'B'
          10.50%, 2/15/07                 1,940       1,799
-----------------------------------------------------------

                                         FACE
                                        AMOUNT    VALUE
                                        (000)     (000)
-----------------------------------------------------------
MEDIA (CONTINUED)

  XM Satellite Radio Holdings, Inc.
          14.00%, 3/15/10          U.S. $ 1,000   U.S.$ 700
                                                  ---------
                                                      6,824
                                                  ---------
-----------------------------------------------------------
METALS (2.5%)
  Glencore Nickel Property Ltd.
          9.00%, 12/1/14                    515         430
  Murrin Murrin Holdings Property Ltd.
          9.375%, 8/31/07                 2,600       2,340
  National Steel Corp. 'D'
          9.875%, 3/1/09                  2,425       1,431
  Republic Technologies International
          13.75%, 7/15/09                   720         129
                                                  ---------
                                                      4,330
                                                  ---------
-----------------------------------------------------------
PAPER & PACKAGING (3.4%)
  Indah Kiat International Finance
          10.00%, 7/1/07                  1,950         936
  Norampac, Inc.
          9.50%, 2/1/08                   2,080       2,096
  Pacifica Papers, Inc.
          10.00%, 3/15/09                 1,875       1,889
  Pindo Deli Finance (Mauritius)
          10.75%, 10/1/07                 1,955         958
                                                   --------
                                                      5,879
                                                   --------
-----------------------------------------------------------
REAL ESTATE (3.0%)
  Centex Corp.
          9.75%, 6/15/05                  1,300       1,343
  D.R. Horton, Inc.
          8.00%, 2/1/09                   1,105       1,014
  Lennar Corp.
          9.95%, 5/1/10                   1,115       1,145
  Nortek, Inc.
          8.875%, 8/1/08                  1,700       1,564
                                                   --------
                                                      5,066
                                                   --------
-----------------------------------------------------------
RETAIL (4.3%)
  DR Securitized Lease Trust
          6.66%, 8/15/10                  1,170         886
          7.60%, 8/15/07                  2,721       2,317
          9.35%, 8/15/19                    500         373
  HMV Media Group plc
          10.25%, 5/15/08                   490         323
          10.875%, 5/15/08         GBP    1,035         972
  Musicland Group, Inc.
          9.00%, 6/15/03           U.S.   $ 590         549
  Musicland Group, Inc. 'B'
          9.875%, 3/15/08                 2,400       2,016
                                                   --------
                                                      7,436
                                                   --------
-----------------------------------------------------------
SERVICES (3.2%)
  Norcal Waste Systems, Inc.
          13.50%, 11/15/05         U.S. $ 1,655 U.S.$ 1,742
  Waste Management, Inc.
          6.875%, 5/15/09                   180         163
          7.00%, 10/15/06                 2,225       2,085
          7.125%, 10/1/07                   960         901
          7.125%, 12/15/17                  350         301
          7.65%, 3/15/11                    375         352
                                                -----------
                                                      5,544
                                                -----------
-----------------------------------------------------------
SUPERMARKET/DRUG (1.3%)
  CA FM Lease Trust
          8.50%, 7/15/17                  1,332       1,250
  Stater Bros Holdings
          10.75%, 8/15/06                 1,110         938
                                                -----------
                                                      2,188
                                                -----------
-----------------------------------------------------------
TECHNOLOGY (0.7%)
  Hyundai Semiconductor
          8.25%, 5/15/04                    790         719
          8.625%, 5/15/07                   500         430
                                                -----------
                                                      1,149
                                                -----------
-----------------------------------------------------------
TRANSPORTATION (2.6%)
  Aircraft Lease Portfolio
   Securitization Ltd. 1996-1 P1D
          12.75%, 6/15/06                 1,526       1,450
  Jet Equipment Trust 'C1'
          8.16%, 12/15/13                 1,500       1,684
  Jet Equipment Trust 'D-95'
          11.44%, 11/1/14                 1,100       1,214
                                                -----------
                                                      4,348
                                                -----------
-----------------------------------------------------------
UTILITIES (2.3%)
  AES Corp.
          8.50%, 11/1/07                  1,800       1,719
  Paiton Energy Funding BV
          9.34%, 2/15/14                  1,435         301
  RAS Laffan Liquid Natural Gas
          8.294%, 3/15/14                   500         475
  TNP Enterprises, Inc.
          14.50%, 4/1/11                    148       1,490
                                                -----------
                                                      3,985
                                                -----------
-----------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
  (Cost U.S.$183,087)                               157,530
                                                -----------
-----------------------------------------------------------
ASSET BACKED SECURITIES (0.5%)
-----------------------------------------------------------
  OHA Auto Grantor Trust 1997-1, 'B'
   11.00%, 9/15/03
  (Cost U.S.$1,005)                       1,001         956
                                                -----------
-----------------------------------------------------------

                                         FACE
                                        AMOUNT    VALUE
                                        (000)     (000)
-----------------------------------------------------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (0.8%)
-----------------------------------------------------------
  DLJ Mortgage Acceptance Corp.
          1997-CF2-S IO
          0.31%, 10/15/17          U.S.$ 31,709  U.S. $ 630
  Federal Home Mortgage
          Acceptance Corp.,
          7.929%, 11/1/18                 1,312         367
  GMAC Commercial Mortgage
          Securities, Inc. 1996-C1 X2 IO
          2.82%, 3/15/21                  5,799         333
                                                 ----------
-----------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost U.S.$2,369)                                   1,330
                                                 ----------
-----------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (1.7%)
-----------------------------------------------------------
  Federative Republic of Brazil
          11.00%, 8/17/40                 2,240       1,785
  Republic of Columbia Global Bond
          9.75%, 4/23/09                    930         754
  Republic of Philippines
          10.625%, 3/16/25                  500         423
                                                 ----------
-----------------------------------------------------------
TOTAL SOVEREIGN & EMERGING MARKETS
  (Cost U.S.$3,102)                                   2,962
                                                 ----------
-----------------------------------------------------------

                                    SHARES
-----------------------------------------------------------
COMMON STOCK (0.2%)
-----------------------------------------------------------
COMMUNICATIONS: FIXED (0.2%)
  Tele1 Europe Holding AB ADR
    (Cost U.S.$54)                       33,640         303
                                                  ---------
-----------------------------------------------------------
PREFERRED STOCKS (4.1%)
-----------------------------------------------------------
COMMUNICATIONS: FIXED (1.5%)
  Broadwing Communications
    Corp., Series B                       1,659       1,692
    NEXTLINK Communications, Inc.        10,022         862
                                                  ---------
                                                      2,554
                                                  ---------
-----------------------------------------------------------
COMMUNICATIONS: MOBILE (1.3%)
  Dobson Communications
  Corp. PIK 13.00%                       14,502       1,385
  Nextel Communications, Inc., 'D'
  PIK 13.00%                                741         797
                                                  ---------
                                                      2,182
                                                  ---------
-----------------------------------------------------------
MEDIA (0.9%)
  Paxson Communications
  Corp., PIK 13.25%                      16,219 U.S.$ 1,581
                                                  ---------
-----------------------------------------------------------
RETAIL (0.4%)
  Kmart Financing, 7.75%                 21,250         662
                                                  ---------
-----------------------------------------------------------
TOTAL PREFERRED STOCKS
  (Cost U.S.$6,353)                                   6,979
                                                  ---------
-----------------------------------------------------------
                                         NO. OF
                                       WARRANTS
-----------------------------------------------------------
WARRANTS (0.2%)
-----------------------------------------------------------
COMMUNICATIONS: FIXED (0.0%)
  GT Group Telecom, Inc.,
  expiring 02/01/10                       2,345          15
  Maxcom Telecommunicaciones SA
  de CV, expiring 04/01/07                1,250          -- @
                                                  ---------
                                                         15
                                                  ---------
-----------------------------------------------------------
COMMUNICATIONS: MOBILE (0.1%)
  Globalstar LP, expiring
  2/15/04                                 1,850          23
  Motient Corp., expiring 04/01/08       17,250          43
  Occidente y Caribe, expiring
  3/15/04                               145,000          55
                                                  ---------
                                                        121
                                                  ---------
-----------------------------------------------------------
MEDIA (0.1%)
  XM Satellite Radio Holdings,
  Inc., expiring 03/15/10                 1,000         150
                                                  ---------
-----------------------------------------------------------
METALS (0.0%)
  Republic Technologies
  International, expiring
  07/15/09                                  720          -- @
                                                  ---------
-----------------------------------------------------------
TOTAL WARRANTS
  (Cost U.S.$115)                                       286
                                                  ---------
-----------------------------------------------------------

                                         FACE
                                        AMOUNT    VALUE
                                        (000)     (000)
-----------------------------------------------------------
 SHORT-TERM INVESTMENTS (0.4%)
-----------------------------------------------------------
BILLS
  U.S. Treasury Bill, 12/14/00     U.S.   $ 100    U.S.$ 99
REPURCHASE AGREEMENT
(b)Chase Securities, Inc., 6.25% dated
  9/29/00, due 10/02/00                     616         616
                                                  ---------
-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost U.S.$715)                                       715
                                                  ---------
-----------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost U.S.$196,800)                               171,061
                                                  ---------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES
  Other Assets                            7,829
  Liabilities                           (54,161)    (46,332)
                                                  ---------
-----------------------------------------------------------
NET ASSETS
  Applicable to 11,582,649 issued and
  outstanding $0.01 par value shares
  (100,000,000 shares authorized)              U.S.$124,729
                                               ============
-----------------------------------------------------------

NET ASSET VALUE PER SHARE                       U.S.$ 10.77
                                                ===========
-----------------------------------------------------------

(a)-- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2000. Maturity date disclosed is the ultimate maturity.
(b)-- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@  -- Value is less than U.S.$500.
ADR-- American Depositary Receipt
IO -- Interest Only


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